Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Other Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income (loss) components, net of income tax, are shown in the following table for the years ended December 31, 2016, 2015 and 2014.

Year ended December 31, (in thousands)	Changes in Pension Plan assets and benefit obligations	Unrealized gains and losses on available-for-sale securities	Total
Beginning balance at January 1, 2016	$(15,351)	$(292)	$(15,643)
Other comprehensive gain (loss) before reclassifications	109	(2,713)	(2,604)
Amounts reclassified from accumulated other comprehensive loss	502	—	502
Net current period other comprehensive income (loss)	611	(2,713)	(2,102)
Ending balance at December 31, 2016	$(14,740)	$(3,005)	$(17,745)

Beginning balance at January 1, 2015	$(14,865)	$1,257	$(13,608)
Other comprehensive loss before reclassifications	(910)	(1,549)	(2,459)
Amounts reclassified from accumulated other comprehensive loss	424	—	424
Net current period other comprehensive loss	(486)	(1,549)	(2,035)
Ending balance at December 31, 2015	$(15,351)	$(292)	$(15,643)

Beginning balance at January 1, 2014	$(5,598)	$(29,821)	$(35,419)
Other comprehensive (loss) gain before reclassifications	(9,279)	30,325	21,046
Amounts reclassified from accumulated other comprehensive loss	12	753	765
Net current period other comprehensive (loss) income	(9,267)	31,078	21,811
Ending balance at December 31, 2014	$(14,865)	$1,257	$(13,608)

Schedule of components of other comprehensive income (loss)
The following table provides information concerning amounts reclassified out of accumulated other comprehensive loss for the years ended December 31, 2016, 2015 and 2014:

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)			Affected Line Item in the Consolidated Statement of Income
(In thousands)	2016	2015	2014
Amortization of defined benefit pension items
Amortization of prior service cost	$—	$15	$19	Employee benefits
Amortization of net loss	773	637	—	Employee benefits
Income before income taxes	773	652	19	Income before income taxes
Federal income taxes	271	228	7	Federal income taxes
Net of income tax	$502	$424	$12	Net of income tax

Unrealized gains & losses on available for sale securities
Loss on sale of investment securities	$—	$—	$1,158	Gain (loss) on sale of investment securities
Other than temporary impairment	—	—	—	Miscellaneous expense
Income before income taxes	—	—	1,158	Income before income taxes
Federal income taxes	—	—	405	Federal income taxes
Net of income tax	$—	$—	$753	Net of income tax